UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name: Key Group Holdings (Cayman), Ltd.
                                 Address: Caves Point, 3C, West Bay Street
                                          Nassau, Bahamas


				 13F File Number: 028-14969


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Sunil Jagwani
Title: Director
Phone: 214 245 1919

Signature,                               Place,             and Date of Signing:


/s/ Sunil Jagwani                        Nassau, Bahamas    8/14/2012
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $ 846,165 (thousands)


List of Other Included Managers:

No.        Form 13 F File Number      Name
---        ---------------------      ----
None

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

ANADARKO PETE CORP           COM             032511107 21926  331203   SH       OTHER           331203
APACHE CORP                  COM             037411105 29667  337546   SH       OTHER           337546
BAKER HUGHES INC             COM             057224107 24901  605865   SH       OTHER           605865
BASIC ENERGY SVCS INC NEW    COM             06985P100 12841  1244323  SH       OTHER           1244323
BP PLC                       SPONSORED ADR   055622104 26623  656702   SH       OTHER           656702
BP PLC                       SPONSORED ADR   055622104 11903  293600   SH  CALL OTHER                             293600
CABOT OIL & GAS CORP         COM             127097103 7880   200000   SH  CALL OTHER                             200000
CHESAPEAKE ENERGY CORP       COM             165167107 20255  1089000  SH       OTHER           1089000
CLOUD PEAK ENERGY INC        COM             18911Q102 4334   256290   SH       OTHER           256290
COBALT INTL ENERGY INC       COM             19075F106 12489  531449   SH       OTHER           531449
COBALT INTL ENERGY INC       COM             19075F106 4700   200000   SH  CALL OTHER                             200000
COMSTOCK RES INC             COM NEW         205768203 14992  913045   SH       OTHER           913045
CONOCOPHILLIPS               COM             20825C104 34030  608978   SH       OTHER           608978
DEVON ENERGY CORP NEW        COM             25179M103 10365  178739   SH       OTHER           178739
DRYSHIPS INC                 SHS             Y2109Q101 6105   2787874  SH       OTHER           2787874
ENERGEN CORP                 COM             29265N108 31781  704204   SH       OTHER           704204
ENSCO PLC                    SHS CLASS A     G3157S106 11155  237500   SH       OTHER           237500
EXTERRAN HLDGS INC           COM             30225X103 8966   703214   SH       OTHER           703214
HESS CORP                    COM             42809H107 30529  702616   SH       OTHER           702616
HESS CORP                    COM             42809H107 4345   100000   SH  CALL OTHER                             100000
HOLLYFRONTIER CORP           COM             436106108 20768  586178   SH       OTHER           586178
INTEROIL CORP                COM             460951106 20256  290621   SH       OTHER           290621
INTEROIL CORP                COM             460951106 15048  215900   SH  CALL OTHER                             215900
ISHARES TR                   HIGH YLD CORP   464288513 22823  250000   SH  PUT  OTHER                             250000
JOY GLOBAL INC               COM             481165108 8510   150000   SH  CALL OTHER                             150000
KBR INC                      COM             48242W106 15530  628473   SH       OTHER           628473
KEY ENERGY SVCS INC          COM             492914106 3906   513942   SH       OTHER           513942
MCDERMOTT INTL INC           COM             580037109 28118  2524100  SH       OTHER           2524100
NABORS INDUSTRIES LTD        SHS             G6359F103 16248  1128300  SH       OTHER           1128300
OCCIDENTAL PETE CORP DEL     COM             674599105 34068  397200   SH       OTHER           397200
OCEAN RIG UDW INC            SHS             Y64354205 7424   549516   SH       OTHER           549516
OIL STS INTL INC             COM             678026105 19673  297172   SH       OTHER           297172
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106 6203   728851   SH       OTHER           728851
PATTERSON UTI ENERGY INC     COM             703481101 18233  1252286  SH       OTHER           1252286
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG  71654V101 14602  804939   SH       OTHER           804939
PHILLIPS 66                  COM             718546104 17594  529315   SH       OTHER           529315
PHILLIPS 66                  COM             718546104 5747   172900   SH  CALL OTHER                             172900
PIONEER NAT RES CO           COM             723787107 39324  445800   SH       OTHER           445800
PIONEER NAT RES CO           COM             723787107 17642  200000   SH  CALL OTHER                             200000
PRECISION DRILLING CORP      COM 2010        74022D308 1485   217674   SH       OTHER           217674
ROWAN COMPANIES PLC          SHS CL A        G7665A101 5280   163308   SH       OTHER           163308
SHAW GROUP INC               COM             820280105 22777  834032   SH       OTHER           834032
SOUTHWESTERN ENERGY CO       COM             845467109 9579   300000   SH  CALL OTHER                             300000
STONE ENERGY CORP            COM             861642106 17098  674757   SH       OTHER           674757
SUNCOKE ENERGY INC           COM             86722A103 182    12394    SH       OTHER           12394
SUPERIOR ENERGY SVCS INC     COM             868157108 10277  508000   SH       OTHER           508000
TALISMAN ENERGY INC          COM             87425E103 0      7        SH       OTHER           7
TESORO CORP                  COM             881609101 10633  426000   SH       OTHER           426000
TRANSOCEAN LTD               REG SHS         H8817H100 11460  256204   SH       OTHER           256204
UNIT CORP                    COM             909218109 6862   186000   SH       OTHER           186000
VALERO ENERGY CORP NEW       COM             91913Y100 26441  1094872  SH       OTHER           1094872
WEATHERFORD INTERNATIONAL LT REG SHS         H27013103 4926   390000   SH       OTHER           390000
WESTERN REFNG INC            COM             959319104 8105   363954   SH       OTHER           363954
WHITING PETE CORP NEW        COM             966387102 14063  342000   SH       OTHER           342000
WPX ENERGY INC               COM             98212B103 35493  2193607  SH       OTHER           2193607
